LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.	LOSS PER SHARE

The following is a reconciliation of the basic and diluted loss per share computation for the years ended December 31, 2016, 2015, and 2014:

	Year ended
	December 31,
	2016	2015	2014
Basic loss per share
Net loss available to the company’s common shareholders	$(10,121,775)	$(10,223,130)	$(24,298,114)
Weighted average shares outstanding - Basic	10,422,765	5,862,647	5,510,076
Loss per share - Basic	$(0.97)	$(1.74)	$(4.41)

Diluted loss per share
Net loss available to the company’s common shareholders	$(10,121,775)	$(10,223,130)	$(24,298,114)
Weighted average shares outstanding - Basic	10,422,765	5,862,647	5,510,076
Options and warrants	6,186	33,887	87,093
Weighted shares outstanding - Diluted	10,428,951	5,896,534	5,597,169
Loss per share - Diluted	$(0.97)	$(1.73)	$(4.34)

For the years ended December 31, 2016, 2015 and 2014, 6,186 shares of 1,293,867 stock options, 33,887 shares of 732,000 stock options, 56,838 shares of 277,000 stock options were exercisable and included in the diluted EPS calculation. As of December 31, 2016, no shares out of 1,237,867 warrants were included in diluted EPS calculation. As of December 31, 2015, no shares out of 551,380 warrants were included in diluted EPS calculation. As of December 31, 2014, 30,255 shares out of 551,380 warrants were included in diluted EPS calculation.